Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ (8,122)	$ (1,828,573)
Adjustments for non-cash items:
Depreciation and amortization	197,046	199,096
Unrealized foreign exchange loss / (gain)	4,907	(49,319)
Deferred tax expense / (benefit)	17,453	(64,165)
Interest expense, net	5,392	25,393
Share-based compensation	23,061	45,248
Other income, net	(19,828)	(40,559)
Impairment expense on goodwill and intangible assets	275	1,886,223
Allowance for credit losses and other	13,857	24,792
Loss on disposal of subsidiary and other assets, net	0	1,359
Non-cash lease expense	6,686	5,505
Movements in working capital:
Accounts receivable, net	(15,857)	(24,046)
Prepaid expenses, other current assets and related party receivables	(1,332)	(21,772)
Settlement receivables, net	2,090	(10,581)
Accounts payable and other liabilities	(26,623)	29,194
Funds payable and amounts due to customers	(529,888)	1,210,744
Income tax payable and receivable	(24,485)	(15,320)
Net cash flows (used in) / provided by operating activities	(355,368)	1,373,219
Cash flows from investing activities
Purchase of property, plant & equipment	(12,129)	(2,637)
Purchase of merchant portfolios	(26,749)	(38,347)
Purchase of other intangible assets	(69,393)	(67,056)
Acquisition of businesses, net of cash acquired	0	(424,722)
Net cash outflow on disposal of subsidiary	0	(826)
Receipts under derivative financial instruments	7,520	0
Cash outflow for merchant reserves	(24,400)
Other investing activities, net	(410)	0
Net cash flows used in investing activities	(125,561)	(533,588)
Cash flows from financing activities
Cash settled equity awards	(484)	(154)
Proceeds from exercise of warrants	5	3
Repurchases of shares withheld for taxes	(7,857)	0
Repurchases of borrowings	(124,344)	(31,365)
Proceeds from loans and borrowings	90,138	86,246
Repayment of loans and borrowings	(68,592)	(130,672)
Payment of debt issuance costs	0	(6,261)
Payments under derivative financial instruments, net	0	(1,305)
Proceeds under line of credit	675,000	571,600
Repayments under line of credit	(675,000)	(565,600)
Contingent consideration received	0	2,621
Contingent and deferred consideration paid	(9,210)	(16,717)
Net cash flows used in financing activities	(120,344)	(91,604)
Effect of foreign exchange rate changes	(7,809)	(284,334)
(Decrease) / increase in cash and cash equivalents, including customer accounts and other restricted cash during the period	(609,082)	463,693
Cash and cash equivalents, including customer accounts and other restricted cash, at beginning of the period	2,127,195	1,971,718
Cash and cash equivalents, including customer accounts and other restricted cash, at end of period	1,518,113	2,435,411
Supplemental cash flow disclosures:
Cash paid for interest	107,247	63,620
Cash paid for Income taxes, net	34,474	26,737
Cash and cash equivalents	226,451	220,191
Customer accounts and other restricted cash, net	1,291,662	2,215,220
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 1,518,113	$ 2,435,411